Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31
	2022	2023
	US$ thousands

Machinery and equipment	19,298	20,460
Office furniture and equipment	1,190	1,229
Leasehold improvements	3,472	3,547

Property, plant and equipment	23,960	25,236

Accumulated depreciation	(19,472)	(21,684)

Property, Plant and equipment, net	4,488	3,552